Income Taxes - Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Loss from continuing operations before income taxes	$ (28,452,232)	$ (34,080,963)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (7,539,841)	$ (9,031,455)
Permanent differences	2,235,657	5,866,153
Book to filing adjustments	(1,545,244)	4,765,959
Share issuance cost booked directly to equity	(584,538)	0
Foreign exchange	(370,457)	0
Change in tax benefits not recognized	7,804,423	(1,600,657)
Total Income tax expense	$ 0	$ 0